Key management transactions	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Party [Abstract]
Key management transactions [Text Block]

26.  Key management transactions

Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Salaries and employee benefits	$3,730	$1,947
Directors' fees	3,713	452
Consulting fees	1,317	65
Share-based payments	6,931	1,164

Gross proceeds of $0.3 million CAD from the $50 million CAD raised through bought deal private placement of subscription receipts in December 2024 were from members of the Company's board and management.